Supplementary Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Line Items]
Face value of life insurance policies					$ 159	$ 152
Net cash surrender values					71	65
Unbilled revenue	165		165		180	147
Depreciation expense as percentage of average depreciable property					3.70%	3.90%	4.00%
Aggregate amortization expenses	15	8	42	38	53	53	48
Goodwill	4,064		4,064		4,064	4,064
Uncertain tax positions related to timing of recognition	19		19		51	133
Increase (Decrease) in liability for deferred income taxes	15		15
Reversal of provision in lieu of income taxes	2		2
Reversal of accrued interest and tax	2		2
Reversal of accrued interest and tax after tax	$ 1		$ 1
Sales [Member] | TCEH [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage	27.00%	28.00%	26.00%	28.00%	27.00%	29.00%	33.00%
Sales [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage	17.00%	16.00%	16.00%	15.00%	15.00%	15.00%	15.00%
Nonaffiliated Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration Risk Percentage			14.00%		12.00%	12.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					85 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					4 years